December 4, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Principal Special Markets Fund, Inc.                                    33-59474

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on November 21, 1997.

Comments or questions concerning this certificate may be directed to Kim McCartney at 1-800-247-4123, ext. 89155.

Very truly yours

KIM MCCARTNEY

Kim McCartney
Senior Consultant - Product Development

KLM/